CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock, at cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Balance at Dec. 29, 2012	$ 1,210,694	$ 0	$ 7	$ 520,215	$ (27,095)	$ 2,667	$ 714,900
Balance (in shares) at Dec. 29, 2012		0	73,731		348
Net income	391,758						391,758
Total other comprehensive income (loss),	1,016					1,016
Issuance of shares upon the exercise of stock options and stock appreciation rights	1,903			1,903
Issuance of shares upon the exercise of stock options and stock appreciation rights (in shares)			480
Tax withholdings related to the exercise of stock appreciation rights	(21,856)			(21,856)
Tax benefit from share-based compensation, net	16,132			16,132
Restricted stock and restricted stock units vested	0
Restricted stock and restricted stock units vested (in shares)			(10)
Share-based compensation	13,191			13,191
Stock issued under employee stock purchase plan	1,679			1,679
Stock issued under employee stock purchase plan (in shares)			23
Repurchase of common stock	(80,795)				$ (80,795)
Repurchase of common stock (in shares)					1,036
Cash dividends declared	(17,546)						(17,546)
Other	29			29
Balance at Dec. 28, 2013	1,516,205	$ 0	$ 7	531,293	$ (107,890)	3,683	1,089,112
Balance (in shares) at Dec. 28, 2013		0	74,224		1,384
Net income	493,825						493,825
Total other comprehensive income (loss),	(16,020)					(16,020)
Issuance of shares upon the exercise of stock options and stock appreciation rights	1,874			1,874
Issuance of shares upon the exercise of stock options and stock appreciation rights (in shares)			162
Tax withholdings related to the exercise of stock appreciation rights	(7,102)			(7,102)
Tax benefit from share-based compensation, net	10,471			10,471
Restricted stock and restricted stock units vested	0
Restricted stock and restricted stock units vested (in shares)			68
Share-based compensation	21,705			21,705
Stock issued under employee stock purchase plan	4,660			4,660
Stock issued under employee stock purchase plan (in shares)			39
Repurchase of common stock	(5,154)				$ (5,154)
Repurchase of common stock (in shares)					35
Cash dividends declared	(17,596)						(17,596)
Other	44			44
Balance at Jan. 03, 2015	$ 2,002,912	$ 0	$ 7	562,945	$ (113,044)	(12,337)	1,565,341
Balance (in shares) at Jan. 03, 2015	73,074	0	74,493		1,419
Net income	$ 473,398						473,398
Total other comprehensive income (loss),	(31,722)					(31,722)
Issuance of shares upon the exercise of stock options and stock appreciation rights	0
Issuance of shares upon the exercise of stock options and stock appreciation rights (in shares)			138
Tax withholdings related to the exercise of stock appreciation rights	(13,112)			(13,112)
Tax benefit from share-based compensation, net	12,989			12,989
Restricted stock and restricted stock units vested	0
Restricted stock and restricted stock units vested (in shares)			109
Share-based compensation	35,336			35,336
Stock issued under employee stock purchase plan	5,139			5,139
Stock issued under employee stock purchase plan (in shares)			35
Repurchase of common stock	(6,665)				$ (6,665)
Repurchase of common stock (in shares)					42
Cash dividends declared	(17,662)						(17,662)
Other	35			35
Balance at Jan. 02, 2016	$ 2,460,648	$ 0	$ 7	$ 603,332	$ (119,709)	$ (44,059)	$ 2,021,077
Balance (in shares) at Jan. 02, 2016	73,314	0	74,775		1,461